Insurance (Insurance Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 408,856	$ 413,302
U.S.
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	123,060	123,136
Asia
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	83,510	86,483
Latin America
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	14,022	15,339
EMEA
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	19,009	20,520
MetLife Holdings
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	102,853	101,752
Brighthouse Financial
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	71,853	69,913
Corporate & Other
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ (5,451)	$ (3,841)